Note Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 01, 2018	Jul. 31, 2018
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization Of Intangible Assets	$ 9,326	$ 9,378	$ 12,144
Trademark recognized	6,100	$ 6,100
Goodwill on acquisition	60,242
Maximum | Discounted cash flow approach
Goodwill and Intangible Assets Disclosure [Line Items]
Cost of equity discount rate					13.93%
Minimum | Discounted cash flow approach
Goodwill and Intangible Assets Disclosure [Line Items]
Cost of equity discount rate					11.42%
Reliable Financial Services
Goodwill and Intangible Assets Disclosure [Line Items]
Trademark recognized				$ 488
Banco Popular de Puerto Rico and Popular Bank
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage Of Goodwill					98.00%
PB
Goodwill and Intangible Assets Disclosure [Line Items]
Step 1 Fair Value Excess Over Carrying Amount					$ 407,000
Percentage excess of fair value of reporting unit over equity value					28.00%
BPPR
Goodwill and Intangible Assets Disclosure [Line Items]
Step 1 Fair Value Excess Over Carrying Amount					$ 2,400,000
Percentage excess of fair value of reporting unit over equity value					77.00%
Goodwill on acquisition	60,242
BPPR | Reliable Financial Services
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill on acquisition	$ 43,800